Employee Defined Benefit Plans - Schedule of Employee Defined Benefit Plans (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of defined benefit plans [line items]
Net employee defined benefit asset	$ 75.0	$ 72.3	$ 57.4
Net employee defined benefit liability	(22.4)	(29.5)	$ (32.3)
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Net employee defined benefit asset	75.0	72.3
Net employee defined benefit liability	(6.4)	(15.6)
Post employment benefit plans
Disclosure of defined benefit plans [line items]
Net employee defined benefit liability	$ (16.0)	$ (13.9)